Additional Information to the Items of Profit or Loss	12 Months Ended
Dec. 31, 2017
Additional Information To Items Of Profit Or Loss
ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS
NOTE 17:-	ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS

		Year ended December 31,
		2017	2016	2015
		USD in thousands
a.	Research and development expenses:

	Wages and related expenses	$321	$195	$47
	Share-based payment	103	100	2
	clinical studies	511	-	-
	Research & preclinical studies	362	387	176
	Chemistry & formulations	330	18	8
	Regulatory and other expenses	276	40	7

		1,943	740	240

b.	General and administrative expenses:

	Wages and related expenses	808	399	363
	Share-based payment	759	201	136
	Professional and directors fee	1,007	495	557
	Investor relations and business expenses	871	-	-
	Office maintenance, rent and other expenses	211	58	226
	Regulatory expenses	80	28	20
	Business development	74	87	61

		3,810	1,268	1,363

c.	Other (income) expenses:

	Share-based payment	-	26	1,005
	Change in liability to the INATI	-	-	(49)
	Capital gain from sale of subsidiary	-	(34)	-
	Capital loss from sale of equipment	1	-	5

		1	(8)	961

d.	Finance income:

	Interest income on bank deposits	(1)	(1)	-
	Exchange rate differences	-	-	(5)

		(1)	(1)	(5)

e.	Finance expenses:

	Finance expenses from interest and commissions	5	1	-
	Finance expenses from liability to the INATI	-	-	9
	Exchange rate differences	486	7	-

		$491	$8	$9